Long-Term Debt (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008 item	Jan. 24, 2011	Feb. 21, 2011
Long-Term Debt
Exit fee recognized in long-term debt, net of current portion	$ 11,862,000	$ 8,117,000
Credit Facilities Summary Table
Remaining borrowing availability	0
Net income	(3,920,000)	37,523,000	(105,204,000)
Weighted average interest rate on long-term borrowings (as a percent)	2.50%	2.70%	2.70%
Interest paid	83,000,000	92,900,000	90,000,000
Interest cost incurred	80,000,000	91,200,000	91,000,000
Interest expense recognized	79,980,000	91,185,000	87,340,000
Interest capitalized	0	0	3,700,000
January 2011 Credit Facility
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date	25,000,000
Outstanding Principal Amount	341,300,000
Amount outstanding as of the balance sheet date	341,300,000
The Royal Bank of Scotland | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	85,000,000
Amount outstanding as of the balance sheet date	85,000,000
Maximum borrowing capacity under credit facility					100,000,000
The Royal Bank of Scotland | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	679,000,000
Amount outstanding as of the balance sheet date	679,000,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	94,800,000				23,750,000
Amount outstanding as of the balance sheet date	94,800,000				23,750,000
Maximum borrowing capacity under credit facility					123,800,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	628,500,000
Amount outstanding as of the balance sheet date	628,500,000
Credit Agricole | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	144,500,000
Amount outstanding as of the balance sheet date	144,500,000
Deutsche Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	174,700,000
Amount outstanding as of the balance sheet date	174,700,000
Credit Suisse | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	208,600,000
Amount outstanding as of the balance sheet date	208,600,000
ABN Amro-Lloyds TSB-National Bank of Greece
Credit Facilities Summary Table
Maximum borrowing capacity under credit facility				253,200,000
Number of subsidiaries which issued put option in respect of preference shares				4
ABN Amro-Lloyds TSB-National Bank of Greece | January 2011 Credit Facility
Credit Facilities Summary Table
Maximum borrowing capacity under credit facility					37,100,000
ABN Amro-Lloyds TSB-National Bank of Greece | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	239,900,000
Amount outstanding as of the balance sheet date	239,900,000
Commerzbank-Credit Suisse- Credit Agricole | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	275,000,000
Amount outstanding as of the balance sheet date	275,000,000
HSH Nordbank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	28,800,000
Amount outstanding as of the balance sheet date	28,800,000
The Export-Import Bank of Korea (KEXIM) | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	18,600,000
Amount outstanding as of the balance sheet date	18,600,000
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	56,900,000
Amount outstanding as of the balance sheet date	56,900,000
Club Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	65,400,000
Amount outstanding as of the balance sheet date	65,400,000
Maximum borrowing capacity under credit facility					83,900,000
Citibank and Eurobank | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	69,700,000
Amount outstanding as of the balance sheet date	69,700,000
Maximum borrowing capacity under credit facility					80,000,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	142,400,000
Amount outstanding as of the balance sheet date	142,400,000
Remaining borrowing availability	0
Maximum borrowing capacity under credit facility						203,400,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	142,400,000
Amount outstanding as of the balance sheet date	142,400,000
Hyundai Samho Vendor
Credit Facilities Summary Table
Outstanding Principal Amount	64,400,000
Amount outstanding as of the balance sheet date	64,400,000
ABN Amro Club Facility | January 2011 Credit Facility
Credit Facilities Summary Table
Outstanding Principal Amount	26,400,000
Amount outstanding as of the balance sheet date	26,400,000
Investor Bank
Credit Facilities Summary Table
Net assets	0
Net income	$ 0